Intangible Assets, Net (Details) - Schedule of estimated future amortization expense of intangible costs - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of estimated future amortization expense of intangible costs [Abstract]
Remaining of 2022	$ 3,051,608	$ 4,068,811
2023	4,068,811	4,068,811
2024	4,068,811	4,068,811
2025	2,251,265
2026 and thereafter	339,498
Total	$ 13,779,993	$ 14,797,196